1900 K Street, N.W. Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

July 26, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust

File Nos. 033-17619 and 811-05349

Goldman Sachs Variable Insurance Trust

File Nos. 333-35883 and 811-08361

Goldman Sachs Credit Strategies Fund

File Nos. 333-163451 and 811-22280

(together, the “Trusts”)

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(a) thereunder, attached for filing via the EDGAR system is a copy of the Trusts’ preliminary joint proxy statement and form of proxy in connection with the Trusts’ Special Meeting of Shareholders. No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 202.261.3458.

Sincerely,

/s/ Brenden P. Carroll

Brenden P. Carroll